Allowance For Doubtful Accounts - Summary of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Predecessor Period [Member]
Balance	$ 799	$ 904	$ 1,004
Additions	109		341
Write-offs, net of recoveries	(6)		(253)
Foreign currency translation	2		(293)
Balance	904		$ 799
Successor Period [Member]
Balance		0
Additions		1,263
Write-offs, net of recoveries		(10)
Foreign currency translation		(286)
Balance	$ 0	$ 967